Investments - Schedule of Fair Value Measurement Investments (Details) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investment	$ 13,909,346	$ 17,758,438
Limited Partnership [Member]
Investment	845,238
Money Market Fund [Member]
Investment	7,046,201	17,748,438
Mutual Funds [Member]
Investment	6,007,907
Other Investments [Member]
Investment	10,000	10,000
Level 1 [Member]
Investment	13,064,108	17,758,438
Level 1 [Member] | Limited Partnership [Member]
Investment
Level 1 [Member] | Money Market Fund [Member]
Investment	7,046,201	17,748,438
Level 1 [Member] | Mutual Funds [Member]
Investment	6,007,907
Level 1 [Member] | Other Investments [Member]
Investment	10,000	10,000
Level 2 [Member]
Investment
Level 2 [Member] | Limited Partnership [Member]
Investment
Level 2 [Member] | Money Market Fund [Member]
Investment
Level 2 [Member] | Mutual Funds [Member]
Investment
Level 2 [Member] | Other Investments [Member]
Investment
Level 3 [Member]
Investment	845,238
Level 3 [Member] | Limited Partnership [Member]
Investment	845,238
Level 3 [Member] | Money Market Fund [Member]
Investment
Level 3 [Member] | Mutual Funds [Member]
Investment
Level 3 [Member] | Other Investments [Member]
Investment